Share-Based Compensation - RSU Activity (Details) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
RSUs
Non-vested at beginning of period	0	0
Granted	330,555	0
Vested	0	0
Forfeited	0	0
Non-vested at end of period	330,555	0
Weighted Average Grant Date Fair Value
Non-vested at beginning of period	$ 0.00	$ 0.00
Granted	$ 17.45	$ 0.00
Vested	$ 0.00	$ 0.00
Forfeited	$ 0.00	$ 0.00
Non-vested at end of period	$ 17.45	$ 0.00